Schedule of Additional Information of Cryptocurrency Mining Operations (Details)	3 Months Ended									12 Months Ended
	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Sep. 30, 2022 USD ($)		Jun. 30, 2022 USD ($)		Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Realized loss on the sale of cryptocurrency										$ (127,222)
Crypto Currency [Member]
Indefinite-Lived Intangible Assets [Line Items]
Balance beginning	[1]	$ 7,350	[2]	$ 586	[3]	$ 532,736		$ 302,654		$ 302,654
Beginning balance, Quantity of bitcoin	[3]	0.6	[3]	0.3	[3]	14.7		6.6		6.6		0
Revenue recognized from cryptocurrency mined				$ 7,955		$ 166,592		$ 343,055	$ 369,804	$ 517,602		$ 369,804
Revenue recognized from cryptocurrency mined, Quantity of bitcoin				0.3	[3]	4.6		8.3	6.7	13.2		6.7
Mining pool operating fees				$ (156)		$ (3,428)		$ (6,868)	$ (7,398)	$ (10,452)		$ (7,398)
Mining pool operating fees, Quantity of bitcoin						(0.1)		(0.2)	(0.1)	(0.3)		(0.1)
Impairment of cryptocurrencies		$ 3,853		$ (1,035)		$ (34)		$ (106,105)	$ (59,752)	$ (107,174)		$ (59,752)
Impairment of cryptocurrencies, Quantity of bitcoin											[1]		[1]
Proceeds from the sale of cryptocurrency		$ (11,203)				$ (564,205)				$ (575,408)
Proceeds from the sale of cryptocurrency, Quantity of bitcoin		(0.6)				(18.9)				(19.5)
Realized loss on the sale of cryptocurrency		$ 3,853				$ (131,075)				$ (127,222)
Realized gain (loss) on the sale of cryptocurrency, Quantity of bitcoin
Balance ending, Quantity of bitcoin			[3]	0.6	[3]	0.3	[3]	14.7	6.6		[3]	6.6
Balance ending	[3]		[1]	$ 7,350	[2]	$ 586	[3]	$ 532,736	$ 302,654		[1]	$ 302,654

[1]	Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.
[2]	Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.
[3]	Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.